Note 5 - Loans and Related Allowance for Loan and Lease Losses - Primary Segments of the Loan Portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Individually evaluated for impairment	$ 7,969	$ 8,087
Collectively evaluated for impairment	973,722	1,095,998
Loans and Leases Receivable, Net of Deferred Income, Total	981,691	1,104,085
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Individually evaluated for impairment	731	1,565
Collectively evaluated for impairment	110,739	101,556
Loans and Leases Receivable, Net of Deferred Income, Total	111,470	103,121
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Individually evaluated for impairment	5,297	4,123
Collectively evaluated for impairment	278,321	305,301
Loans and Leases Receivable, Net of Deferred Income, Total	283,618	309,424
Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	31,189	39,562
Loans and Leases Receivable, Net of Deferred Income, Total	31,189	39,562
Residential Portfolio Segment [Member]
Individually evaluated for impairment	1,104	1,319
Collectively evaluated for impairment	238,985	232,676
Loans and Leases Receivable, Net of Deferred Income, Total	240,089	233,995
Commercial And Industrial [Member]
Individually evaluated for impairment	587	834
Collectively evaluated for impairment	148,225	231,210
Loans and Leases Receivable, Net of Deferred Income, Total	148,812	232,044
Home Equity Lines of Credit [Member]
Individually evaluated for impairment	250	246
Collectively evaluated for impairment	104,105	112,297
Loans and Leases Receivable, Net of Deferred Income, Total	104,355	112,543
Construction and Other [Member]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	54,148	63,573
Loans and Leases Receivable, Net of Deferred Income, Total	54,148	63,573
Consumer Portfolio Segment [Member]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	8,010	9,823
Loans and Leases Receivable, Net of Deferred Income, Total	$ 8,010	$ 9,823